Hull Tactical US ETF
Schedule of Investments
January 31, 2024 (Unaudited)
ETF - Exchange Traded Fund
SPDR - Standard & Poor's Receipts
Exchange-Traded Funds — 61.10% Shares Fair Value
SPDR S&P 500 ETF Trust
(a)(b)
46,782 $ 22,590,092
TOTAL  EXCHANGE-TRADED FUNDS
  (Cost $16,522,641) 22,590,092
Description
Number of
Contracts
Notional
Amount
Exercise
Price
Expiration
Date Fair Value
CALL OPTIONS PURCHASED — 0.04%
S&P 500 Index 7 $ 3,391,955 $ 4,925.00
February
2024 14,385
TOTAL CALL OPTIONS PURCHASED
    (Cost 9,069) 14,385
Total Investments — 61.14%
    (Cost $16,531,710) 22,604,477
Other Assets in Excess of Liabilities  —  38.86% 14,368,858
Net Assets — 100.00% $ 36,973,335
(a) Represents an investment greater than 25% of the Fund's net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of January 31, 2024, the percentage of net assets invested in SPDR S&P 500 ETF was 61.10% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(b) Security, or a portion thereof, has been pledged as collateral on open future and or/written options. The total collateral pledged is $9,661,519.

Hull Tactical US ETF
Schedule of Open Written Option Contracts
January 31, 2024 (Unaudited)
Description
Number
of
Contracts
Notional
Amount Exercise Price
Expiration
Date Fair Value
Written Put Options (0.13)%
S&P 500 Index (15) $ (7,26 8,475 ) $ 4,550.00
February
2024 $ (6,150)
S&P 500 Index (14) (6,78 3,910 ) 4,800.00
February
2024 (41,300)
Total Written Put Options (Premiums Received $41,283) $ (47,450)
Total Written Options (Premiums Received $41,283) $ (47,450)

Hull Tactical US ETF
Schedule of Futures Contracts
January 31, 2024 (Unaudited)
LONG
FUTURES
CONTRACTS Contracts Expiration Date Notional Value
(a)
Value
Value and
Unrealized
Appreciation
(Depreciation)
E-Mini S&P 500
Index 89 March 2024 $ 22,023,321 $ 21,673,725 $ (349,596)
Total Futures $ (349,596)
(a) In accordance with §210.12-13A, the notional amount should be the current notional amount at the close of the period.